Stock-based Compensation (Details)	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Feb. 23, 2011 Tranche A options [Member]	Feb. 23, 2011 Tranche B options [Member]	Feb. 23, 2011 Tranche C options [Member]	Feb. 23, 2011 Tranche A RDUs [Member]	Feb. 23, 2011 Tranche B RDUs [Member]	Feb. 23, 2011 Tranche C RDUs [Member]	Feb. 23, 2011 Stock Options [Member]
Summary of key terms of the stock-based awards granted to MPM employees under the 2011 Equity Plan
Momentive Holdings Units Granted	1,432,693
Vesting Terms		Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions	Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions	Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions
Option/Unit Term								10 years
Restricted Deferred Units, Momentive Holdings Units Granted		716,351,000	358,171,000	358,171,000	238,777,000	119,391,000	119,391,000
Restricted Deferred Units, Vesting Terms					Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions	Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions	Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions